   As Filed with the Securities and Exchange Commission on February 22, 2002
                               File No. 333-____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __
                       [ ] Post-Effective Amendment No. __


                                 ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------

                               KENNETH C. ANDERSON
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         It is proposed that this filing will become effective on March 25, 2002 pursuant to Rule 488.

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                   PROSPECTUS

                              DATED _________, 2002

                  RELATING TO THE ACQUISITION OF THE ASSETS OF
                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND

                        BY AND IN EXCHANGE FOR SHARES OF
                          ABN AMRO/TAMRO SMALL CAP FUND

                          BOTH SERIES OF ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

         This Prospectus contains information about the proposed reorganization of your fund, ABN AMRO/Chicago Capital Small Cap Value Fund ("Chicago Capital Fund"), into ABN AMRO/TAMRO Small Cap Fund ("TAMRO Fund" and together with the Chicago Capital Fund, a "Fund" or the "Funds"). Both Funds are separate series of ABN AMRO Funds ("Trust"). Pursuant to an Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A (the "Reorganization Agreement"), by and between the Funds, the Chicago Capital Fund will transfer all of its assets and liabilities to the TAMRO Fund in return for shares of the TAMRO Fund (the "Reorganization"). The Chicago Capital Fund will then be terminated.

         Please read this Prospectus carefully and retain it for future reference. This Prospectus is for information purposes only and does not require any action on your part. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated ________, 2002, relating to this Prospectus and the Reorganization and including certain financial information about the Funds, has been filed with the SEC and is incorporated in its entirety into this Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Trust, P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Reorganization Agreement provides that Chicago Capital Fund will transfer all of its assets and liabilities to the TAMRO Fund. In exchange for the transfer of these assets and liabilities, the TAMRO Fund will issue shares to the Chicago Capital Fund in an amount equal in value to the aggregate net assets of the Chicago Capital Fund. The transfer is expected to occur at the close of business (the "Effective Time") on or about April 12, 2002 (the "Closing Date").

         Both Funds offer one class of shares. Class N shareholders of the Chicago Capital Fund will receive Class N Shares of the TAMRO Fund.

         Immediately after the transfer of the Chicago Capital Fund's assets and liabilities, the Chicago Capital Fund will make a liquidating distribution to its shareholders of the TAMRO Fund's shares received, so that a holder of shares in the Chicago Capital Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding TAMRO Fund with the same aggregate value as the shareholder had in the Chicago Capital Fund immediately before the Effective

Time. At the Effective Time, shareholders of the Chicago Capital Fund will become shareholders of the TAMRO Fund. The Chicago Capital Fund will then be terminated.

         The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Currently, the Chicago Capital Fund is advised by Chicago Capital Management, Inc. ("Chicago Capital") and the TAMRO Fund is advised by TAMRO Capital Partners LLC ("TAMRO," and together with Chicago Capital, the "Advisers"). However, both Funds are managed by the same portfolio manager. Both Chicago Capital and TAMRO are indirect, wholly-owned subsidiaries of ABN AMRO Holding N.V. ABN AMRO Investment Fund Services, Inc., an affiliate of the Advisers, serves as administrator to the Funds and PFPC, Inc. serves as the sub-administrator and transfer agent. ABN AMRO Distribution Services (USA) Inc. serves as the Funds' principal underwriter.

         For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Funds, see the Funds' prospectus and statement of additional information dated March 1, 2002, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Prospectus insofar as they relate to the Funds. No other parts of the prospectus and statement of additional information are incorporated herein. Copies of the prospectus and statement of additional information for the Funds are available upon request and without charge by calling 1-800-992-8151.

                               TABLE OF CONTENTS
                                  (continued)

                                                                            Page
Synopsis .....................................................................1
Investment Risks..............................................................6
Information Relating to the Reorganization....................................7
Federal Income Taxes..........................................................8
Capitalization................................................................8
Reasons for the Reorganization................................................9
Shareholder Rights............................................................9
Ownership of Shares of the Funds..............................................10
Additional Information........................................................10


Exhibit A -- Agreement and Plan of Reorganization
Exhibit B -- Management's Discussion of the Funds' Performance

                                    SYNOPSIS

         This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Funds. It is a summary of certain information contained elsewhere in this Prospectus, or incorporated by reference into this Prospectus. Shareholders should read this entire Prospectus carefully. For more complete information, please read the prospectus attached hereto for the Funds.

THE REORGANIZATION

         BACKGROUND. Pursuant to the Reorganization Agreement (a form of which is attached hereto as Exhibit A), the Chicago Capital Fund will transfer all of its assets and liabilities to the TAMRO Fund solely in exchange for shares of the TAMRO Fund. The Chicago Capital Fund will distribute the TAMRO Fund shares that it receives to its shareholders. The Chicago Capital Fund will then be terminated. The result of the Reorganization is that shareholders of the Chicago Capital Fund will become shareholders of the TAMRO Fund. No sales charges will be imposed in connection with the Reorganization.

         The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Chicago Capital Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Combining the two Funds will allow shareholders to continue their investment in a fund with similar investment objectives and policies. Management of the Funds believes that the shareholders of the Chicago Capital Fund would benefit from the larger asset base and a lower expense ratio that are expected to result from the Reorganization.

         TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, neither the Chicago Capital Fund nor its shareholders will recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position or a court from reaching a contrary conclusion.

         DISTRIBUTIONS. Before the Reorganization, the Chicago Capital Fund expects to distribute ordinary income and capital gains, if any, to its shareholders. Even though the Reorganization is intended to be tax-free for federal income tax purposes, such distributions will be taxable to shareholders, as is the case with normal distributions made by the fund.

         SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Funds are substantially similar, there are certain differences. Therefore, an investment in the TAMRO Fund may involve investment risks that are different in some respects from the Chicago Capital Fund. For a more complete discussion of the risks associated with the respective Funds, see "INVESTMENT RISKS" below.

THE TRUST

         The Trust is an open-end management investment company, which offers redeemable shares in different series. It was organized as a Delaware business trust on September 10, 1993. Both Funds only offer Class N Shares.

FEES AND EXPENSES

         The following comparative fee tables show the fees for each Fund as of December 31, 2001. The pro forma table shows the TAMRO Fund's fees assuming that the Reorganization has occurred.

                                SHAREHOLDER FEES

         There are no sales charges on purchases, exchanges or redemptions.

         If you redeem shares of either Fund by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                                                           ABN
                                                   ABN                 AMRO/CHICAGO           PRO FORMA -- ABN
                                                AMRO/TAMRO           CAPITAL SMALL CAP           AMRO/TAMRO
                                              SMALL CAP FUND            VALUE FUND             SMALL CAP FUND
                                            ------------------     ---------------------    --------------------
Management Fees........................            0.90%                   1.00%                    0.90%
Distribution (12b-1) Fees..............            0.25%                   0.25%                    0.25%
Other Expenses.........................            3.33%                   0.28%                    0.29%
Total Annual Operating Expenses........            4.48%                   1.53%                    1.44%
Contractual Waivers and/or
   Reimbursements......................           (3.18%)                 (0.13%)                  (0.14%)
Net Operating Expenses(1)..............            1.30%                   1.40%                    1.30%

------------------
(1) The above table reflects a continuation of the Advisers' contractual undertakings to waive management and/or reimburse expenses exceeding the limits shown at least through December 31, 2003.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                     FUND                                1 YEAR         3 YEARS        5 YEARS        10 YEARS
----------------------------------------------------   ----------     -----------    ------------   ------------
ABN AMRO/TAMRO Small Cap Fund......................        $132          $1,066          $2,010         $4,413
ABN AMRO/Chicago Capital Small Cap Value Fund......        $143          $  471          $  822         $1,812
Pro Forma -- ABN AMRO/TAMRO Small Cap Fund.........        $132          $  442          $  774         $1,712

INVESTMENT ADVISERS

         Chicago Capital is the adviser to Chicago Capital Fund and is located at 161 N. Clark Street, Chicago, Illinois 60601. As of December 31, 2001, Chicago Capital manages approximately $6.0 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Chicago Capital is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Chicago Capital is a member of the ABN AMRO group of companies and is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V.

         TAMRO is the adviser of the TAMRO Fund. TAMRO is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO was founded in 2000 and is registered as an investment adviser under the Advisers Act. TAMRO is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V.

         Philip D. Tasho is the portfolio manager of both Funds and the same investment personnel provide services to both Funds.

INVESTMENT ADVISORY FEES

         The following table compares management fees paid to TAMRO for the TAMRO Fund and to Chicago Capital for the Chicago Capital Fund. The table shows fees before any waivers or reimbursements ("Total") and fees after any waivers or reimbursements ("Net") as of December 31, 2001.

ABN AMRO/Chicago Capital Small Cap Fund                        ABM/AMRO/Chicago Capital Small Cap
                                                                  Value Fund
   Total.........................................      0.90%      Total..............................      1.00%
   Net...........................................      0.00%      Net................................      0.87%

RULE 12b-1 DISTRIBUTION PLAN

         To pay for the cost of promoting the Funds and servicing shareholder accounts, the Funds have adopted a Rule 12b-1 distribution plan for their Class N Shares. Under the plan, an annual fee of not more than 0.25% may be paid out of each Fund's average daily net assets attributable to Class N Shares to reimburse the Fund's distributor for expenses it incurs in connection with the distribution of Class N Shares and for shareholder services.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         This section will help you compare the investment objectives and policies of the Funds. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectus.

         The investment objective of the TAMRO Fund is to provide long-term capital appreciation. The investment objective of the Chicago Capital Fund is long-term total return.

         Under normal conditions, the TAMRO Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small capitalization companies. In selecting securities, the portfolio manager looks for the following criteria:

         -    above average earnings growth
         -    unrecognized valuation
         -    high quality management
         -    solid and improving fundamentals

         The portfolio manager may also invest in real estate investment trusts (REITs) which are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces, securities outside the small-cap range and cash-equivalent securities.

         Under normal conditions, the Chicago Capital Fund invests at least 80% of its assets in value stocks of small-cap U.S. companies and/or REITs that the portfolio manager believes have a:

         -    low price-to-earnings ratio
         -    low relative price-to-book ratio
         -    positive or improving cash flow
         -    good or improving balance sheet and credit history
         -    low stock price relative to historical levels

         The portfolio manager may also invest in securities outside the small-cap range and in cash-equivalent securities.

         SIGNIFICANT DIFFERENCES. Although both Funds invest in stocks of small capitalization companies, the Chicago Capital Fund emphasizes value stocks while the TAMRO Fund invests in a blend of growth and value stocks. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Growth investing involves buying stocks that have relatively high price-to-earnings ratios.

PERFORMANCE

         The following tables show the Funds' average annual total returns over different periods and show how the Funds' performance compares with relevant broad-based market indices, as applicable. The performance of the Funds and the indices vary over time, and past performance is not necessarily indicative of future results. The Funds' figures assume reinvestment of dividends and distributions.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                   SINCE
                   FUND                             1 YEAR       INCEPTION
--------------------------------------------     ------------   -----------
ABN AMRO/TAMRO Small Cap Fund(1)
   Return Before Taxes:.....................        13.57%          21.94%
   Return After Taxes on Distribution:......        13.10%          21.49%
   Return After taxes on Distributions and
      Sale of Fund Shares:..................         8.26%          17.35%
Benchmark Index for TAMRO Fund -- Russell
   2000 Index.................................       2.49%          10.38%
Lipper Index for TAMRO Fund -- Lipper
   Small-Cap Core Fund Index..................       7.13%          16.08%
ABN AMRO/Chicago Capital Small Cap Value
   Fund(2)
   Return Before Taxes:.......................      13.70%          10.90%
   Return After Taxes on Distribution:........      11.84%           9.59%
   Return After taxes on Distributions and
      Sale of Fund Shares:....................       8.95%           8.30%
Benchmark Index for Chicago Capital Fund --
   Russell 2000 Index.........................       2.49%           9.86%
Benchmark Index for Chicago Capital Fund --
   Russell 2000 Value Index...................      14.02%          12.73%
Lipper Index for Chicago Capital Fund --
   Lipper Small-Cap Value Index...............      17.20%          13.42%

------------------

(1) The ABN AMRO/TAMRO Small Cap Fund's inception was November 30, 2000. Index data computed from November 30, 2000. Index data reflects no deduction for taxes, expenses or fees. It is not possible to invest in an Index.


(2) The ABN AMRO/Chicago Capital Small Cap Value Fund Fund's inception was November 10, 1998. Index data computed from October 31, 1998. Index data reflects no deduction for taxes, expenses or fees. It is not possible to invest in an Index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

                               PURCHASE PROCEDURES

         Class N Shares may be purchased directly from the Trust by mail, telephone, wire or Internet. Class N Shares may also be purchased through broker-dealers, banks and trust departments.

         The minimum initial purchase requirement for Class N Shares is $2,500 for regular accounts and $500 for individual retirement accounts and custodial accounts for minors. Class N Shares purchased through regular deductions from a checking account (i.e., Automatic Investment Plan) may be purchased for a minimum investment of $50 per month.

         Fund shares may be purchased on any business day at a price per share equal to the NAV next determined after the Trust receives a purchase order and payment. The NAV of each Fund is calculated once each business day as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund or class, as applicable.

                               EXCHANGE PRIVILEGES

         Shareholders may exchange shares of one Fund for the same class of shares of another fund of the Trust. Exchanges may be made by mail, telephone (if the Class N shareholder has selected this option) or Internet on any business day. The exchange price is the NAV next determined after the Trust receives the exchange request. Exchanges to open new accounts must meet the minimum initial purchase requirements. The Trust may require a written exchange request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient) for any exchanges of more than $50,000. The Trust may limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. Exchanges will result in the recognition of gain or loss for federal income tax purposes.

                              REDEMPTION PROCEDURES

         Class N Shareholders may redeem shares on any business day by mail, telephone, wire or Internet. The redemption price will be the NAV next determined after the Trust receives the redemption request. Holders of Class N shares of the Funds will not be assessed a redemption fee. Redemptions of Class N Shares also may be made through a Systematic Withdrawal Plan in amounts of $50 or more from each Fund. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $50,000 or more. If a Class N shareholder's account balance drops below $50 due to redemptions, including redemptions made through a Systematic Withdrawal Plan, the Trust may redeem the shareholder's remaining shares and close the account. However, the shareholder will always be given at least 30 days' notice to give him time to add to his account and avoid an involuntary redemption.

         If the shareholder's address of record has changed within the last 30 days, the redemption request exceeds $50,000 or the shareholder requests that proceeds be sent to an address or an account that is different from the address of record, then Trust may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

                               REDEMPTIONS IN KIND

         The Trust has also elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Because larger redemptions may be detrimental to existing shareholders, the Trust reserves the right to make higher payments in the form of certain marketable securities (a redemption in kind).

         A redemption in kind will consist of securities equal in value to a shareholder's shares. In the event that a redemption in kind were made, shareholders would probably have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any gain from the sale.

                                DIVIDEND POLICIES

         The Funds declare and pay dividends quarterly. The Funds distribute capital gains, if any, at least annually in December. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

                                INVESTMENT RISKS

An investment in the Funds is subject to the risks involved in investing in equity securities, including the risk that the value of equity securities rise and fall. An investment in each Fund is also subject to small company risk. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital markets. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations. In the course of implementing both Funds' primary strategies, each Fund may experience a relatively high turnover rate (100% to 200%).

         SIGNIFICANT RISK DIFFERENCES. Because the Funds' investment objectives, policies and strategies are substantially the same, an investment in each Fund is subject to similar risks. However, to the extent the Chicago Capital Fund focuses more on investing in value stocks than the TAMRO Fund, the risks of value investing are greater in the Chicago Capital Fund. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor. To the extent that the TAMRO Fund focuses on growth stocks, the TAMRO Fund is subject to the risks of a growth investing strategy. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the TAMRO Fund's performance may suffer.

                   INFORMATION RELATING TO THE REORGANIZATION

         DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A. The Closing Date is expected to be on or about April 12, 2002.

         The Reorganization Agreement provides that all of the assets and liabilities of the Chicago Capital Fund will be transferred to the TAMRO Fund at the Effective Time on the Closing Date of the Reorganization. In exchange for the transfer of these assets and liabilities, the TAMRO Fund will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional Class N shares, to the Chicago Capital Fund equal in value to the aggregate net asset value of the Chicago Capital Fund calculated before the Effective Time of the Reorganization.

         Following the transfer of assets and liabilities in exchange for TAMRO Fund shares, the Chicago Capital Fund will distribute all the shares of the TAMRO Fund pro rata to its shareholders of record in complete liquidation. Shareholders of the Chicago Capital Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the TAMRO Fund with the same aggregate value as the shareholder had in the Chicago Capital Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Chicago Capital Fund's shareholders on the share records of the Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the TAMRO Fund due to the shareholders of the Chicago Capital Fund. The Chicago Capital Fund then will be terminated. The Funds do not issue share certificates to shareholders. Shares of the TAMRO Fund to be issued will have no preemptive or conversion rights.

         The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization with respect to a Fund is conditioned upon, among other things, the receipt by the Trust of a tax opinion substantially to the effect that the Reorganization will be tax-free to the Chicago Capital Fund, its shareholders and the

TAMRO Fund. The Reorganization Agreement may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of the Trust determines that the Reorganization is not in the best interest of the shareholders of the Funds.

         COSTS OF REORGANIZATION. The Funds' reorganization expenses will be paid by ABN AMRO Asset Management Holdings, Inc. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus; (b) postage; (c) printing; (d) accounting fees;
(e) legal fees incurred by each Fund; and (f) other related administrative or operational costs. ABN AMRO Asset Management Holdings, Inc. will also pay brokerage costs of any necessary rebalancing of the Funds' investment portfolios.

                              FEDERAL INCOME TAXES

         The combination of the Funds in the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under
Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the TAMRO Fund shares received by shareholders will be the same as the basis of the Chicago Capital Fund shares exchanged; and the holding period of the TAMRO Fund shares received will include the holding period of the Chicago Capital Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust substantially to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position or a court from reaching a contrary conclusion.

         THE SALE OF SECURITIES BY THE CHICAGO CAPITAL FUND BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION, COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION BEFORE THE REORGANIZATION. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING WITHOUT LIMITATION FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

                                 CAPITALIZATION

         The following table sets forth as of December 31, 2001: (i) the unaudited capitalization of each Fund; and (ii) the unaudited pro forma combined capitalization of the TAMRO Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                                               NET ASSET VALUE         SHARES
                        FUND                                   NET ASSETS         PER SHARE          OUTSTANDING
--------------------------------------------------------    ----------------  -----------------    ---------------
ABN AMRO/TAMRO Small Cap Fund...........................       $ 5,974,010          $12.27              486,968
ABN AMRO/Chicago Capital Small Cap Value Fund...........       $40,665,314          $12.34            3,294,274
Pro Forma - ABN AMRO/TAMRO Small Cap Fund...............       $46,639,324          $12.27            3,801,778

                         REASONS FOR THE REORGANIZATION

         On January 19-21, 2002, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, voted to approve the Reorganization. In reaching its decision, the Board considered the following factors to be of greatest importance: (1) the TAMRO Fund will have the same investment objective, and substantially the same policies and limitations as those of the Chicago Capital Fund; (2) the same personnel who managed the Chicago Capital Fund will continue to manage the TAMRO Fund after the Reorganization; (3) shareholders will not pay any commissions or fees as part of the Reorganization; (4) neither the shareholders nor the Chicago Capital Fund will be liable for any federal income tax as a result of the Reorganization; and (5) the amount of fees and expenses of the TAMRO Fund are expected to be lower than the fees and expenses of the Chicago Capital Fund.

                               SHAREHOLDER RIGHTS

         GENERAL. The Trust is an open-end management investment company established as a Delaware business trust pursuant to a Trust Instrument dated September 8, 1993. The Trust is also governed by its By-Laws and applicable Delaware law.

         SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of over 28 separate investment series offering up to five classes of shares: Class N Shares, Class I Shares, Class S Shares, Class Y Shares and Class YS Shares. The five classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. Currently, the Funds only offer Class N Shares. The shares of the Funds have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

         VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

         SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or on the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote.

         ELECTION AND TERM OF TRUSTEES. The Trust's affairs are supervised by the trustees under the laws governing business trusts in the State of Delaware. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Under the Trust's By-Laws, trustees hold office until the end of the fiscal year in which the trustee attains 72 years of age, until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal or by a vote of shareholders owning at least two-thirds of the outstanding shares.

         SHAREHOLDER LIABILITY. Pursuant to Delaware law and the Trust's Trust Instrument, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the trustees or the ABN AMRO Trust.

         TRUSTEE LIABILITY. Pursuant to Delaware law and the Trust's Trust Instrument, trustees are not personally liable to any person other than the Trust and the shareholders for any act, omission or obligation of the Trust or another trustee. Pursuant to the Trust's Trust Instrument, trustees are not personally liable for any act or omission he or she takes while acting as a trustee or for any act or omission of any other person or party, except that trustees are not protected against liability to the Trust or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a trustee. The Trust generally indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee, except for liabilities and expenses arising from the trustee's willful misfeasance, gross negligence or reckless disregard of his or her duties as a trustee.

         THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE TRUST UNDER ITS GOVERNING CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                        OWNERSHIP OF SHARES OF THE FUNDS

         As of January 31, 2002, 3,424,569.48 and 477,729.79 shares of beneficial interest of the Chicago Capital Fund and TAMRO Fund, respectively, were outstanding. To the knowledge of the Funds, as of January 31, 2002, the following persons owned or would have owned, of record or beneficially, 5% or more of the outstanding shares of the Chicago Capital Fund, TAMRO Fund (before reorganization) and TAMRO Fund (after reorganization).

   NAMES AND ADDRESSES
    OF OWNERS OF MORE                                                       TAMRO FUND (BEFORE
    THAN 5% OF SHARES                         CHICAGO CAPITAL FUND            REORGANIZATION)
-------------------------                  --------------------------     -----------------------
Miter & Co.                                         31.951%                          --
c/o M&I Trust Co./
 Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Charles Schwab & Co., Inc.                          23.632%                          --
Special Custody Account for Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

LaSalle Bank                                        17.629%                          --
Omnibus 66
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                        7.880%                      57.940%
c/o The Chicago Trust Company
171 N. Clark Street
Chicago, IL 60601

Alleghany Capital Corporation                           --                       20.635%
375 Park Avenue, Suite 3201
New York, NY 10152

         As of January 31, 2002, the trustees and officers of the Funds, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

                             ADDITIONAL INFORMATION

         Information concerning the operation and management of the Funds is included in the current prospectus relating to the Funds, which is incorporated herein by reference and copies of which accompany this Prospectus. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated March 1, 2002, which is available upon request and without charge by calling 1-800-992-8151.

         The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

         INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION. ABN AMRO Holding N.V. may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the Funds pursuant to advisory agreements with the Funds. Future growth of the Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

         FISCAL YEAR END FINANCIAL STATEMENTS. The fiscal year end of the Funds is October 31. The financial statements of the Funds contained in the Trust's annual report to shareholders for the fiscal year ended October 31, 2001 have been audited by Ernst & Young LLP, their independent auditor. These financial statements for the Funds are incorporated by reference into this Prospectus insofar as they relate to the Funds. The Funds will furnish, without charge, a copy of their most recent Annual Report on request. Requests should be directed to the Funds at P.O. Box 9765, Providence, Rhode Island 02940, or by calling 1-800-992-8151.

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this ___th day of February, 2002, between ABN AMRO/Chicago Capital Small Cap Value Fund (the "Acquired Fund") and ABN AMRO/TAMRO Small Cap Fund (the "Acquiring Fund"), each of which is a series of ABN AMRO Funds, a Delaware business trust (the "Trust").

         1. Plan of Reorganization and Liquidation.

                  (a) The Acquired Fund shall transfer to the Acquiring Fund at the Closing provided for in Section 2 (the "Closing") all of its then existing assets. In consideration thereof or, the Acquiring Fund agrees that at the Closing (i) the Acquiring Fund shall simultaneously assume all of the Acquired Fund's obligations and liabilities then existing and (ii) the Acquiring Fund shall issue and deliver to the Acquired Fund full and fractional shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") that have an aggregate net asset value equal to the value of the assets transferred to the Acquiring Fund by the Acquired Fund, less the liabilities of Acquired Fund assumed by Acquiring Fund.

                  (b) Upon consummation of the transactions described in paragraph (a) of this Section 1, the Acquired Fund shall distribute in complete liquidation pro rata to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by the Acquired Fund. This distribution shall be accomplished by establishing an account on the share record books of the Acquiring Fund in the name of each shareholder an amount of full and fractional Acquiring Fund Shares equal to the amount of shares of the Acquired Fund owned of record by the shareholder at the Closing Date.

                  (c) As promptly as practicable after the above liquidation of the Acquired Fund, the legal existence of the Acquired Fund shall be terminated.

         2. Closing and Closing Date. The Closing shall occur as of the close of business on April 12, 2002 or at such other time and date as the parties may mutually agree (the "Closing Date").

         3. Conditions Precedent. The obligations of the Acquired Fund and the Acquiring Fund to effect the transactions contemplated hereunder (the "Reorganization") shall be subject to the satisfaction of each of the following conditions:

                  (a) All necessary filings shall have been made with the Securities and Exchange Commission ("SEC") and state securities commissions and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated by this Agreement.

                  (b) Each party shall have received an opinion of counsel substantially to the effect that for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets and liabilities to the Acquiring Fund or upon the distribution to its shareholders of shares of the Acquiring Fund received as a result of such transfer; (ii) the tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer; (iii) the holding period of the assets of the Acquired Fund transferred to the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (iv) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities and obligations of the Acquired Fund; (v) no gain or loss will be recognized by the shareholders of the Acquired Fund upon receipt of the shares of the Acquiring Fund;

(vi) the basis of the shares of the Acquiring Fund received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (vii) the holding period of shares of the Acquiring Fund received by the shareholders of the Acquired Fund will include the holding period of the shares of the Acquired Fund exchanged therefor, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets.

         4. Amendment. This Agreement may be amended at any time by action of the Trustees of the Trust, provided that no amendment shall have a material adverse effect on the interests of the shareholders of the Acquired Fund or Acquiring Fund.

         5. Termination. The Trustees of the Trust may terminate this Agreement and abandon the Reorganization at any time prior to the Closing, if circumstances should develop that, in their judgment, make proceeding with the Reorganization inadvisable.

         This Agreement shall be executed in any number of counterparts each of which shall be deemed to be an original, but all counterparts together shall constitute only one instrument.

         IN WITNESS WHEREOF the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first above written.

                                       ABN AMRO FUNDS on behalf of ABN
                                       AMRO/Chicago Capital Small Cap Value Fund


                                       By:______________________________________
                                          Name:
                                          Its:

                                       ABN AMRO FUNDS on behalf of ABN
                                       AMRO/TAMRO Small Cap Fund


                                       By:______________________________________
                                          Name:
                                          Its:

                                                                       EXHIBIT B

                MANAGEMENT'S DISCUSSION OF THE FUNDS' PERFORMANCE

                                 ABN AMRO FUNDS

                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND
                          PORTFOLIO MANAGER COMMENTARY


                                OCTOBER 31, 2001

         Q        How did the Fund perform during the fiscal year ended October
                  31, 2001?

         A For the twelve-month period that ended October 31, 2001, ABN AMRO/Chicago Capital Small Cap Value Fund, posted a total return of 7.59%.In comparison, the Fund's peer group, the Lipper Small-Cap Value Fund Index, returned 7.92%, while the Fund's benchmark, the Russell 2000 Index, returned --12.70%.

         Q Given all the uncertainty that gripped the equity markets during the past twelve months, what factors helped value stocks weather the storm?

         A In an environment characterized by a slowing economy, earnings shortfalls and heightened uncertainty about the future, stock valuation -- as measured by relatively low price-to-earnings ratios -- became increasingly important. The U.S. economy came to a virtual standstill, even as the Fed tried to stimulate growth by cutting interest rates to their lowest levels in forty years. Other efforts aimed at stimulating the economy -- including tax rebates -- did little to buoy business and consumer confidence. As the economy slowed, corporate earnings slumped and many high-growth companies disappointed investors with much lower-than-expected earnings results. These developments spurred a dramatic shift from growth stocks to value stocks.

         Q What was your approach during the year and how did it affect performance?

         A We continued to adhere to our time-tested approach, which has served investors well in good times and, we believe, even better amid uncertainty. Our thematic value investing style meant that we were very selective when choosing stocks, seeking out securities that represent value and have a catalyst for improvement. We also maintained a broadly diversified portfolio so that performance wasn't overly dependent on the fortunes of one sector or a handful of individual securities. Our strategy of letting winners run and, more importantly, being quick to cut losses, was particularly beneficial during the past year.

                  Throughout the period, we remained focused on selecting attractively valued stocks that fit into our main investment themes: restructuring, consolidation, and the introduction of new products. We found many such opportunities in the financial sector, particularly among regional banks and savings and loans. One example was Prosperity Bancshares (2.9%), which fit nicely into our consolidation theme. Prosperity has benefited by expanding its community banking position in the greater Houston area through acquisition. Similarly, First Financial Holdings (3.1%), a Charleston, North Carolina based savings & loan, has also benefited from regional acquisitions.

         Q        What is your outlook?

         A We believe that the consumer will be the catalyst for a fairly quick economic recovery. Despite rising unemployment rates, the overall employment situation in the United States remains strong by historical standards. In addition, the reduction in interest rates has enabled a massive refinancing boom that has substantially boosted consumer spending power. We believe that this strength, combined with the impact of monetary and fiscal policies currently under way, dramatically increase the likelihood of a recovery during the next twelve to eighteen months. Small-cap stocks in particular are poised to benefit from an economic upswing. Since they have underperformed large-caps for a number of years, we believe that they remain relatively undervalued and that substantial opportunities remain in the sector.

                            ABN AMRO/CHICAGO CAPITAL
                              SMALL CAP VALUE FUND
                                GROWTH OF $10,000

                                     [GRAPH]

--Chicago Capital Small Cap Value Fund -- $11,758
--Russell 2000 Index -- $11,774
--Lipper Small-Cap Value Index -- $13,133

         This chart compares a $10,000 investment made in the Fund on its inception date to $10,000 investments made in the indices (Russell 2000 Index and Lipper Small-Cap Value Index) on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

         Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

         Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Indices are unmanaged and investors cannot invest in them.

                                   AVERAGE ANNUAL
                                    TOTAL RETURN
                                --------------------
One Year.................               7.59%
Five Year................                 N/A
Since Inception..........               5.60%

         The Chicago Capital Small Cap Value Fund seeks long-term total return by investing primarily in common stocks of small U.S. companies and/or real estate investment trusts (REITs). TAMRO is the Adviser for the Fund, which commenced investment operations on November 10, 1998.

                                 ABN AMRO FUNDS

                          ABN AMRO/TAMRO SMALL CAP FUND
                          PORTFOLIO MANAGER COMMENTARY


                                OCTOBER 31, 2001

         Q        How did the Fund perform during the fiscal year ended October
                  31, 2001?

         A From its inception on November 30, 2000, through October 31, 2001, ABN AMRO/TAMRO Small Cap Fund, Class N, returned 7.74%. Since the Fund has been in operation for less than twelve months, no peer or benchmark comparisons are available.

         Q        How would you describe the investment environment?

         A In a word, challenging. Both the Fed and the U.S. government fought hard to spur economic growth, dramatically lowering interest rates, cutting taxes and, after the events of September 11th, increasing government spending. But those efforts were repeatedly undercut by fundamentally weak economic conditions and disappointing corporate earnings overall, putting stocks under severe pressure. Anemic stock market rallies in January and April provided some hope, but they weren't sustainable enough to pull the market out of its doldrums. The final weeks of the period also provided stocks with a lift, although it's uncertain at this point whether that rally will prove to have legs.

         Q        What was your approach during this weak environment?

         A We continued to adhere to our time-tested approach, which has served investors well in good times and, we believe, even better amid uncertainty. We were very selective when choosing stocks, seeking out securities that represent value and have a catalyst for improvement. We also maintained a broadly diversified portfolio so that performance wasn't overly dependent on the fortunes of one sector or a handful of individual securities. Our strategy of letting winners run and, more importantly, being quick to cut losses, was particularly beneficial during the past year. We also focused on three main investment themes: restructuring, consolidation, and the introduction of new products.

         Q Which investments weathered the storm best? Which disappointed?

         A The two largest sectors in the Fund, finance and consumer cyclicals, both aided the Fund's performance over the year. In the financial sector, our winners included financial and bank holding company Hibernia (1.9%), and Provident Bankshares (2.0%). In the consumer cyclicals sector, our investments in Pep Boys (2.2%)benefited from that company's substantial restructuring which included closing underperforming stores and cutting costs. Entertainment Properties Trust (2.2%)was another strong performer, emerging from a movie theater industry shake out relatively unscathed. Being underweight in the technology sector also helped performance, since most tech stocks suffered substantial declines. That said, the few technology holdings we did own were our main disappointments for the year.

         Q        What is your outlook?

         A Despite a rise in unemployment rates and seemingly constant news of layoffs, the overall employment situation in the United States remains strong by historical standards. In addition, the reduction in interest rates has enabled a massive mortgage-refinancing boom that has substantially boosted consumer-spending power. We believe that these factors, combined with the impact of monetary and fiscal policies under way, dramatically increase the likelihood of a consumer-led recovery in the next twelve to eighteen months. Because small-cap stocks have under-performed large-caps for a number of years, we believe that they remain relatively undervalued and that substantial opportunities remain in the sector given an improved economic backdrop.

                                 ABN AMRO/TAMRO
                                 SMALL CAP FUND
                                GROWTH OF $10,000

                                     [GRAPH]

--TAMRO Small Cap Fund -- $10,774
--Russell 2000 Index -- $9,729
--Lipper Small-Cap Core Index -- $10,220

         This chart compares a $10,000 investment made in the Fund on its inception date to $10,000 investments made in the indices (Russell 2000 Index and Lipper Small-Cap Core Index)on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

         Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

         Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Indices are unmanaged and investors cannot invest in them.

                                           AVERAGE ANNUAL
                                            TOTAL RETURN
                                        --------------------
One Year......................                   N/A
Five Year.....................                   N/A
Since Inception...............                   N/A

         The TAMRO Small Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in a blended portfolio of growth and value stocks of small-capitalization companies. The Fund may also invest in real estate investment trusts (REITs), securities outside the small-cap range and cash equivalent securities. TAMRO is the Adviser to the Fund, which commenced operations on November 30, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ABN AMRO FUNDS
                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND
                          ABN AMRO/TAMRO SMALL CAP FUND
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated _______________, 2002 describing the proposed reorganization of ABN AMRO/Chicago Capital Small Cap Value Fund into ABN AMRO/TAMRO Small Cap Fund (the "Reorganization"). Copies of the Prospectus may be obtained at no charge by writing to the ABN AMRO Funds, P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

         Further information about the Funds is contained in and incorporated by reference to the Funds' Statement of Additional Information ("SAI") dated March 1, 2002 insofar as such SAI relates to the Funds participating in the Reorganization. No other parts of the SAI are incorporated by reference herein. The audited financial statements and related independent accountant's report for the Funds contained in the Annual Report for the fiscal year ended October 31, 2001 are hereby incorporated herein by reference insofar as they relate to the Funds participating in the Reorganization. No other parts of the Annual Report are incorporated by reference herein. The unaudited pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of the Funds as if the Reorganization had been consummated on October 31, 2001. The unaudited interim pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of the Funds as if the Reorganization had been consummated on April ___, 2002.

         The date of this Statement of Additional Information is _________________, 2002.

                       ABN AMRO/TAMRO SMALL CAP FUND FUND
                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND
      PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                DECEMBER 31, 2001

                                                                      ------------------------------------------------------------
                                                                                        ABN AMRO/
                                                                        ABN AMRO/    CHICAGO CAPITAL                   PRO FORMA
                                                                       TAMRO SMALL   SMALL CAP VALUE   PRO FORMA        COMBINED
                                                                        CAP FUND          FUND        ADJUSTMENTS       (NOTE 1)
                                                                      ------------------------------------------------------------
ASSETS:
Investments:

        Investments at cost                                            $ 4,659,305   $ 32,162,447    $      -        $ 36,821,752
        Net unrealized appreciation                                        570,507      8,447,057           -           9,017,564
              Total Investments at value                                 5,229,812     40,609,504           -          45,839,316

Cash                                                                       748,633            290           -             748,923
Receivables:                                                                                                                    -
        Dividends and interest                                               7,904         84,096           -              92,000
        Fund shares sold                                                     5,029         22,554           -              27,583
                                                                      ------------------------------------------------------------
              Total assets                                               5,991,378     40,716,444           -          46,707,822
                                                                      ------------------------------------------------------------

LIABILITIES:
Payables:
        Fund shares redeemed                                                     -         16,829           -              16,829
        Due to Adviser, net                                                  2,051         23,957      13,765  (a)         39,773
        Administration fee                                                     305          2,865      (6,363) (a)         (3,193)
        Distribution fees                                                      475          3,575           -               4,050
        Trustees fees                                                           74            489         (29) (b)            534
Accrued expenses and other payables                                         14,463          3,415     (48,394) (b)        (30,516)
                                                                      ------------------------------------------------------------
              Total liabilities                                             17,368         51,130     (41,021)             27,477
                                                                      ------------------------------------------------------------
NET ASSETS                                                             $ 5,974,010   $ 40,665,314    $ 41,021        $ 46,680,345
                                                                      ============================================================

NET ASSETS CONSISTS OF:
        Paid in capital                                                $ 5,420,185   $ 31,017,549    $      -        $ 36,437,734
        Accumulated undistributed net investment income                        984         14,236      41,021  (c)         56,241
        Accumulated net realized gain (loss) on investments sold,          (17,666)     1,186,472           -           1,168,806
              futures contracts and options
        Net unrealized appreciation (depreciation) on investments          570,507      8,447,057           -           9,017,564
                                                                      ------------------------------------------------------------
              TOTAL NET ASSETS                                         $ 5,974,010   $ 40,665,314    $ 41,021        $ 46,680,345
                                                                      ============================================================

ABN AMRO CLASS N:
        Net Assets                                                     $ 5,974,010   $ 40,665,314    $ 41,021  (d)   $ 46,680,345
        Shares of beneficial interest outstanding                          486,968      3,294,274      23,880  (d)      3,805,122
              NET ASSET VALUE
              Net Asset Value
              (Net Assets/Shares Outstanding)                          $     12.27   $      12.34         N/A        $      12.27
                                                                      ============================================================



(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings/increases based on current year budget.
(c) Reflects total expected change in net assets resulting from operating expense differences.
(d) Reflects net effect of combining existing ABN AMRO/Chicago Capital Small Cap Value Fund into the ABN AMRO/TAMRO Small Cap Fund.

                          ABN AMRO/TAMRO SMALL CAP FUND
                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND
            PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                        ----------------------------------------------------------
                                                                                          ABN AMRO/
                                                                          ABN AMRO/    CHICAGO CAPITAL                 PRO FORMA
                                                                         TAMRO SMALL   SMALL CAP VALUE   PRO FORMA      COMBINED
                                                                          CAP FUND          FUND        ADJUSTMENTS     (NOTE 1)
                                                                        ----------------------------------------------------------
INVESTMENT INCOME:
        Dividends                                                         $ 32,300        $ 647,332    $      -        $   679,632
        Interest                                                             7,751           78,139           -             85,890
                                                                         ----------------------------------------------------------
              Total Investment Income                                       40,051          725,471           -            765,522
                                                                         ----------------------------------------------------------



EXPENSES:
        Investment advisory fees                                            18,517          410,216     (41,022) (a)       387,711
        Distribution expenses                                                5,193          103,393           -            108,586
        Transfer agent fees                                                 18,884           31,931     (16,632) (b)        34,183
        Administration fees                                                  4,171           24,736      (6,363) (a)        22,544
        Registration fees                                                   10,843           22,854     (18,611) (b)        15,086
        Custodian fees                                                      15,627           12,382     (10,467) (b)        17,542
        Professional fees                                                    9,703           13,145      (7,888) (b)        14,960
        Reports to shareholder expense                                       1,958            5,558      (1,496) (b)         6,020
        Trustees fees                                                          120            1,752         (29) (b)         1,843
        Other expenses                                                       7,195               78       6,700  (b)        13,973
                                                                         ----------------------------------------------------------
              Total expenses before waivers/reimbursements                  92,211          626,045     (95,808)           622,448
              Less: Fund level waivers/reimbursement                       (65,464)         (51,744)     54,787  (c)       (62,421)
                                                                         ----------------------------------------------------------
                 Net Expenses                                               26,747          574,301     (41,021)           560,027
                                                                         ----------------------------------------------------------

NET INVESTMENT INCOME                                                       13,304          151,170      41,021            205,495
                                                                         ----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN  ON INVESTMENTS:
Net realized gain on investments                                            11,693        1,077,526           -          1,089,219
Net change in unrealized appreciation on investments                       483,518        3,571,586           -          4,055,104
                                                                         ----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            495,211        4,649,112           -          5,144,323
                                                                         ----------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $ 508,515      $ 4,800,282    $ 41,021        $ 5,349,818
                                                                         ==========================================================


(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings/increases based on current year budget.
(c) Reflects adjustment to the acquired fund's contractual expense limitation.

                          ABN AMRO/TAMRO SMALL CAP FUND
                     ABN AMRO/CHICAGO CAPITAL SMALL CAP FUND
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001


                                               SHARES
-----------------------------------------------------------------------------------------------------
                     ABN AMRO/CHICAGO
   ABN AMRO/TAMRO     CAPITAL SMALL CAP
    SMALL CAP FUND          FUND        PROFORMA        DESCRIPTION
-----------------------------------------------------------------------------------------------------
                                                     COMMON STOCKS--93.33%
                                                     BASIC MATERIALS--0.12%
            4,690             -           4,690      Steel Dynamics*


                                                     BIOTECHNOLOGY--0.09%
            1,540             -           1,540      Applera - Celera Genomics Group*


                                                     CAPITAL GOODS--6.47%
            3,310        36,900          40,210      AMETEK
            1,560        18,300          19,860      Bel Fuse, Class B
            8,405        69,000          77,405      General Cable
              860         8,620           9,480      International Aluminum




                                                     COMMERCIAL SERVICES--0.87%
            2,350        20,000          22,350      Heidrick & Struggles International


                                                     COMMUNICATIONS--11.77%
           25,600       216,000         241,600      3Com*
           11,490        90,600         102,090      Ariba*
           10,225        92,500         102,725      Commerce One*
            6,190        42,900          49,090      Emmis Communications, Class A*
            7,320        57,630          64,950      Entrust Technologies*
            1,870        14,445          16,315      Netegrity*
           18,730       134,000         152,730      ValueClick*
            2,620        20,555          23,175      webMethods*




                                                     CONSUMER CYCLICALS--10.74%
            4,535        38,200          42,735      Hughes Supply
            3,350        31,800          35,150      KB HOME
            4,045        31,800          35,845      Kellwood
            3,325        20,925          24,250      Nautica Enterprises*
            1,870                         1,870      Reebok International*
            3,510        40,200          43,710      Standard-Pacific




                                                     CONSUMER STAPLES--3.36%
                -        22,900          22,900      Church & Dwight
            4,725        51,300          56,025      Dial




                                                     FINANCE--14.21%
            2,470             -           2,470      Allied Capital
            1,285             -           1,285      Apartment Investment & Management, Class A, REIT
                -        33,800          33,800      CBL & Associates Properties, REIT
            4,910        51,000          55,910      Entertainment Properties Trust, REIT
            4,290        29,300          33,590      First Charter
            1,120             -           1,120      First Industrial Realty Trust, REIT
            4,785        36,000          40,785      Hibernia, Class A
           11,710        75,100          86,810      Innkeepers USA Trust, REIT
            1,870        27,900          29,770      MAF Bancorp
            3,399             -           3,399      Provident Bankshares
                -        12,700          12,700      Raymond James Financial
            5,910        45,400          51,310      Senior Housing Properties Trust, REIT
            1,185             -           1,185      Weingarten Realty Investors, REIT




                                                     FOOD AND BEVERAGES--6.15%
            2,540        22,600          25,140      Constellation Brands, Class A*
            3,475             -           3,475      Fleming
            3,160        28,350          31,510      Ralcorp Holdings*
            2,520        38,000          40,520      United Natural Foods*




                                                     HEALTH CARE SERVICES--3.02%
            3,280        24,700          27,980      MedQuist*
                -        23,700          23,700      Omnicare




                                                     INDUSTRIAL--5.20%
           17,905       161,650         179,555      Concord Camera*
            2,620        24,600          27,220      Texas Industries




                                                     INSURANCE--3.16%
            1,710             -           1,710      Protective Life
                -        21,900          21,900      Triad Guaranty*
            8,900        70,000          78,900      Vesta Insurance Group




                                                     MEDICAL PRODUCTS AND SUPPLIES--3.01%
            3,970        27,500          31,470      Edwards Lifesciences*
            4,900        28,000          32,900      Oakley*




                                                     OIL AND GAS EXTRACTION--6.20%
                -       101,100         101,100      Chesapeake Energy*
            6,330        53,200          59,530      Core Laboratories*
            4,150        40,000          44,150      Vintage Petroleum
            5,143        32,640          37,783      XTO Energy





                                            MARKET VALUE
-----------------------------------------------------------------------------------------------------

   ABN AMRO/TAMRO              ABN AMRO/CHICAGO
   SMALL CAP FUND           CAPITAL SMALL CAP FUND        PROFORMA ADJUSTMENT             PROFORMA
-----------------------------------------------------------------------------------------------------

   $     54,451             $               -             $           -                   $   54,451
-----------------------------------------------------------------------------------------------------


         41,103                             -                                                 41,103
-----------------------------------------------------------------------------------------------------


        105,556                     1,176,741                         -                    1,282,297
         39,078                       458,415                         -                      497,493
        110,105                       903,900                         -                    1,014,005
         20,640                       206,880                         -                      227,520
-----------------------------------------------------------------------------------------------------
        275,379                     2,745,936                         -                    3,021,315
-----------------------------------------------------------------------------------------------------


         42,652                       363,000                         -                      405,652
-----------------------------------------------------------------------------------------------------


        163,328                     1,378,080                         -                    1,541,408
         70,778                       558,096                         -                      628,874
         36,503                       330,225                         -                      366,728
        146,332                     1,014,156                         -                    1,160,488
         74,591                       587,250                         -                      661,841
         36,203                       279,655                         -                      315,858
         53,568                       383,240                         -                      436,808
         43,911                       344,502                         -                      388,413
-----------------------------------------------------------------------------------------------------
        625,214                     4,875,204                         -                    5,500,418
-----------------------------------------------------------------------------------------------------


        139,995                     1,179,234                         -                    1,319,229
        134,335                     1,275,180                         -                    1,409,515
         97,120                       763,518                         -                      860,638
         42,527                       267,631                         -                      310,158
         49,555                             -                         -                       49,555
         85,363                       977,664                         -                    1,063,027
-----------------------------------------------------------------------------------------------------
        548,895                     4,463,227                         -                    5,012,122
-----------------------------------------------------------------------------------------------------


              -                       609,827                         -                      609,827
         81,034                       879,795                         -                      960,829
-----------------------------------------------------------------------------------------------------
         81,034                     1,489,622                         -                    1,570,656
-----------------------------------------------------------------------------------------------------


         64,220                             -                         -                       64,220
         58,763                             -                         -                       58,763
              -                     1,064,700                         -                    1,064,700
         95,008                       986,850                         -                    1,081,858
         72,544                       495,463                         -                      568,007
         34,832                             -                         -                       34,832
         85,125                       640,440                         -                      725,565
        114,758                       735,980                         -                      850,738
         55,165                       823,050                         -                      878,215
         82,596                             -                         -                       82,596
              -                       451,104                         -                      451,104
         82,208                       631,514                         -                      713,722
         56,880                             -                         -                       56,880
-----------------------------------------------------------------------------------------------------
        802,099                     5,829,101                         -                    6,631,200
-----------------------------------------------------------------------------------------------------


        108,839                       968,410                         -                    1,077,249
         64,287                             -                         -                       64,287
         71,732                       643,545                         -                      715,277
         63,000                       950,000                         -                    1,013,000
-----------------------------------------------------------------------------------------------------
        307,858                     2,561,955                         -                    2,869,813
-----------------------------------------------------------------------------------------------------


         95,940                       722,475                         -                      818,415
                                      589,656                         -                      589,656
-----------------------------------------------------------------------------------------------------
         95,940                     1,312,131                         -                    1,408,071
-----------------------------------------------------------------------------------------------------


        141,808                     1,280,268                         -                    1,422,076
         96,678                       907,740                         -                    1,004,418
-----------------------------------------------------------------------------------------------------
        238,486                     2,188,008                         -                    2,426,494
-----------------------------------------------------------------------------------------------------


         49,470                             -                         -                       49,470
              -                       794,313                         -                      794,313
         71,200                       560,000                         -                      631,200
-----------------------------------------------------------------------------------------------------
        120,670                     1,354,313                         -                    1,474,983
-----------------------------------------------------------------------------------------------------


        109,691                       759,825                         -                      869,516
         79,674                       455,280                         -                      534,954
-----------------------------------------------------------------------------------------------------
        189,365                     1,215,105                         -                    1,404,470
-----------------------------------------------------------------------------------------------------


              -                       668,271                         -                      668,271
         88,747                       745,864                         -                      834,611
         59,968                       770,400                         -                      830,368
         90,003                       471,648                         -                      561,651
-----------------------------------------------------------------------------------------------------
        238,718                     2,656,183                         -                    2,894,901
-----------------------------------------------------------------------------------------------------

                          ABN AMRO/TAMRO SMALL CAP FUND
                     ABN AMRO/CHICAGO CAPITAL SMALL CAP FUND
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001



                         SHARES
---------------------------------------------------------------------------------------------------------------
                     ABN AMRO/CHICAGO
   ABN AMRO/TAMRO     CAPITAL SMALL CAP
    SMALL CAP FUND          FUND        PROFORMA        DESCRIPTION
---------------------------------------------------------------------------------------------------------------
                                                     RESTAURANTS--3.47%
            3,940        41,900          45,840      Ryan's Family Steak Houses*
           11,185        45,600          56,785      Steak 'n Shake (The)*




                                                     RETAIL--9.41%
            2,820        23,300          26,120      bebe stores*
            5,620        58,565          64,185      Casey's General Stores
            9,360        53,000          62,360      CSK Auto*
           10,170        90,000         100,170      Goody's Family Clothing*
            6,920        72,000          78,920      Pep Boys (The)-Manny, Moe, & Jack
            1,785        14,525          16,310      Tractor Supply*




                                                     TECHNOLOGY--5.08%
           14,440        69,000          83,440      CIBER*
           13,220       122,300         135,520      IKON Office Solutions




                                                     UTILITIES--1.00%
            1,960             -           1,960      Energen
                -        11,000          11,000      Peoples Energy




                                                     TOTAL COMMON STOCKS

                                                     (Cost $4,094,227 and $30,434,687)

                                                     INVESTMENT COMPANIES--2.65%
          298,697             -         298,697      Deutsche Institutional Cash Management Fund
          149,349             -         149,349      Deutsche Institutional Treasury Money Fund
            4,770        74,500          79,270      meVC Draper Fisher Jurvetson Fund 1

                                                     TOTAL INVESTMENT COMPANIES

                                                     (Cost $498,048 and $844,342)

                -                                    CONVERTIBLE BONDS--1.12%
           46,000                        46,000      Aether Systems
                                                     6.000%, 03/22/05
           90,000       900,000         990,000      Amazon.com
                                                     4.750%, 02/01/09

                                                     TOTAL CONVERTIBLE BONDS

                                                     (Cost $67,030 and $374,418)

                                                     REPURCHASE AGREEMENT--1.09%
                -       509,000         509,000      Goldman Sachs, 1.160%, dated 12/31/01, to be repurchased
                                                     on 01/02/02 at $509,045 (Collateralized by U.S. Government
                                                     Treasury Instrument, total market value: $509,579)

                                                     TOTAL REPURCHASE AGREEMENT

                                                     (Cost $0 and $509,000)

                                                     TOTAL INVESTMENTS--98.20%

                                                     (Cost $4,659,285 and $32,162,354)

                                                     NET OTHER ASSETS AND LIABILITIES--1.80%


                                                     NET ASSETS--100.00%






                                             MARKET VALUE
-----------------------------------------------------------------------------------------------------

   ABN AMRO/TAMRO              ABN AMRO/CHICAGO
   SMALL CAP FUND           CAPITAL SMALL CAP FUND        PROFORMA ADJUSTMENT             PROFORMA
-----------------------------------------------------------------------------------------------------

       $ 85,301                     $ 907,135                         -                    $ 992,436
        123,482                       503,424                         -                      626,906
-----------------------------------------------------------------------------------------------------
        208,783                     1,410,559                         -                    1,619,342
-----------------------------------------------------------------------------------------------------


         52,621                       434,778                         -                      487,399
         83,738                       872,618                         -                      956,356
         93,132                       527,350                         -                      620,482
         42,714                       378,000                         -                      420,714
        118,678                     1,234,800                         -                    1,353,478
         60,833                       495,012                         -                      555,845
-----------------------------------------------------------------------------------------------------
        451,716                     3,942,558                         -                    4,394,274
-----------------------------------------------------------------------------------------------------


        136,458                       652,050                         -                      788,508
        154,542                     1,429,687                         -                    1,584,229
-----------------------------------------------------------------------------------------------------
        291,000                     2,081,737                         -                    2,372,737
-----------------------------------------------------------------------------------------------------


         48,314                             -                         -                       48,314
              -                       417,230                         -                      417,230
-----------------------------------------------------------------------------------------------------
         48,314                       417,230                         -                      465,544
-----------------------------------------------------------------------------------------------------

      4,661,677                    38,905,869                         -                   43,567,546
-----------------------------------------------------------------------------------------------------



        298,697                             -                         -                      298,697
        149,349                             -                         -                      149,349
         47,605                       743,510                         -                      791,115
-----------------------------------------------------------------------------------------------------
        495,651                       743,510                         -                    1,239,161
-----------------------------------------------------------------------------------------------------




         27,370                             -                         -                       27,370

         45,114                       451,125                         -                      496,239
-----------------------------------------------------------------------------------------------------
         72,484                       451,125                         -                      523,609
-----------------------------------------------------------------------------------------------------





              -                       509,000                         -                      509,000
-----------------------------------------------------------------------------------------------------
              -                       509,000                         -                      509,000
-----------------------------------------------------------------------------------------------------


      5,229,812                    40,609,504                         -                   45,839,316
-----------------------------------------------------------------------------------------------------


        744,198                        55,810                    41,021                      841,029
-----------------------------------------------------------------------------------------------------

    $ 5,974,010                  $ 40,665,314                  $ 41,021                 $ 46,680,345
=====================================================================================================

*            Non-income producing security.
**          Aggregate cost for Federal income tax purposes is $36,821,639.
REIT       Real Estate Investment Trust
SP ADR    Sponsored American Depositary Receipt

                          ABN AMRO/TAMRO SMALL CAP FUND
                    ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION

The ABN AMRO Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of December 31, 2001, the Trust offered twenty-seven managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities of the ABN AMRO/TAMRO Small Cap Fund assumes the exchange described in the next paragraph occurred as of December 31, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of January 1, 2002. These statements have been derived from books and records utilized in calculating the net asset value of each ABN AMRO Fund at December 31, 2001.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO/Chicago Capital Small Cap Value Fund in exchange for shares of the ABN AMRO/TAMRO Small Cap Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO/Chicago Capital Small Cap Value Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of the funds in carrying out their obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the ABN AMRO Funds incorporated by reference in the Statement of Additional Information.

For the Pro Forma Combining Financial Statements, the ABN AMRO/TAMRO Small Cap Fund's investment advisory fee was computed based on the annual rate of 0.90% of its average daily net assets for the year ended December 31, 2001. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $10.5 billion, and 0.045% of the combined average daily net assets in excess of $12.5 billion, and was allocated to each series of the Trust based on the relative net assets of the Trust.

2.       SECURITY VALUATION

The ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Chicago Capital Small Cap Value Fund's equity securities and index options, traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System, are valued at the last reported sales price at the close of the respective exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last reported bid and asked prices. The ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Chicago Capital Small Cap Value Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed.

                          ABN AMRO/TAMRO SMALL CAP FUND
                    ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



3.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the ABN AMRO/TAMRO Small Cap Fund that would have been issued at December 31, 2001 in connection with the proposed reorganization. The pro forma number of shares outstanding of 3,805,122 consists of 3,318,154 shares assumed issued in the reorganization plus 486,968 shares of the ABN AMRO/TAMRO Small Cap Fund at December 31, 2001.

4.       PRO FORMA  ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO/Chicago Capital Small Cap Value Fund was the ABN AMRO/TAMRO Small Cap Fund for the period January 1, 2001 to December 31, 2001. Investment Advisory and Administration fees in the pro forma combined column are calculated at the rates in effect for the ABN AMRO/TAMRO Small Cap Fund based upon the combined net assets of the ABN AMRO/Chicago Capital Small Cap Value Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at December 31, 2001.

5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The ABN AMRO/TAMRO Small Cap Fund will elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and will distribute substantially all of its taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow it to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, there was no capital loss carry forward.

The ABN AMRO/Chicago Capital Small Cap Value Fund will distribute all ordinary income and capital gains, if any, prior to the reorganization.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 16.          EXHIBITS

(1)(a) Trust Instrument dated September 10, 1993, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 16, 1996.
(1)(b) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(1)(c) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(2) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed via EDGAR on February 22, 1996.
(3)               Not Applicable.
(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.
(5)               Not Applicable.
(6)(a) Investment Advisory Agreements for Alleghany/Montag & Caldwell Balanced,Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap and Alleghany/Veredus SciTech Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.
(6)(b) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Growth & Income Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(c) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Talon Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(d) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Allegany/Chicago Trust Balanced Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(6)(e) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known (6)(e) as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(f) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Municipal Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(g) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(h) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Small Cap Value Fund and TAMRO Capital Partners LLC are incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(i) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Value Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(j) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Growth Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(k) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Small Cap Fund is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(l) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO International Equity Fund is incorporated herein by reference to Exhibit
                  (d)(12) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(m) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Europe Equity Growth Fund is incorporated herein by reference to Exhibit
                  (d)(13) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(n) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Asian Tigers Fund is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(o) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Latin America Equity Fund is incorporated herein by reference to Exhibit
                  (d)(15) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(6)(p) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC (6)(p) and ABN AMRO Real Estate Fund is incorporated herein by reference to Exhibit
                  (d)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(q) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(r) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(s) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(t) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(u) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(v) Form of Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund dated December 31, 2001 is Fund is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(w) Sub-Investment Advisory Agreement for ABN AMRO/Chicago Trust Talon Fund between Chicago Capital Management, Inc. and Talon Asset Management, Inc. dated May 11, 2001 is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(x) Sub-Investment Advisory Agreement for ABN AMRO Small Cap Fund between ABN AMRO Asset Management (USA) LLC and Delaware Management Company dated September 27, 2001 is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(y) Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and Mellon Equity Associates, LLP is incorporated herein by reference to Exhibit
                  (d)(25) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(6)(z) Form of Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and MFS Institutional Advisors, Inc. is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(7)(a) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc., is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N?1A as filed via EDGAR on December 28, 2001.

(7)(b) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution (7)(b) Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(7)(c) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(8)               Not Applicable.
(9)(a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997, incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 27, 1998.
(9)(b) Amendment No. 2 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.
(9)(c) Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.
(9)(d) Form of Amendment No. 4 to the Custodian Agreement between Deutsche Bank/Bankers Trust Company and ABN AMRO Funds is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(9)(e) Custodian Agreement between Alleghany Funds and Investors Fiduciary Trust Company, dated May 1, 1999, and subsequent assignment and assumption of all rights, duties and obligations by State Street Bank and Trust on January 1, 2000, including all amendments, will be filed by amendment.
(9)(f) Global Custody Agreement between ABN AMRO Funds and the Chase Manhattan Bank, dated August 13, 1998, including all amendments will be filed by amendment.
(10)(a) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(10)(b) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit
                  (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(10)(c) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(10)(d) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(10)(e) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(10)(f) Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(10)(g) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on September 28, 2001.
(11)              Opinion and Consent of Counsel is filed herewith.

(12) Form of Opinion and Consent of Counsel supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus is filed herewith.
(13)(a) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.
(13)(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.
(13)(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.
(13)(d) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.
(13)(e) Form of Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.
(13)(f) Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 28, 1999.
(13)(g) Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.
(13)(h) Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.
(13)(i) Amendment No. 3 to the Administration Agreement is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.
(13)(j) Amendment No. 4 to the Administration Agreement is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.
(13)(k) Form of Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 36 to the Registration Statement filed on September 28, 2001.
(13)(l) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.
(13)(m) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(5) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.
(13)(n) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.
(13)(o) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(13)(p) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is (13)(p) incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(14)              Consent of Ernst & Young LLP is filed herewith.
(15)              Not Applicable.
(16)              Not Applicable.
(17)(a) Prospectuses and SAI for the ABN AMRO Funds dated March 1, 2002, are incorporated by reference to Post-Effective Amendment No. __ to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2002.
(17)(b) Audited Financial Statements for the ABN AMRO Funds dated October 31, 2001, are incorporated by reference to the Registrant's N-30D filings as filed via EDGAR on January 3, 2001.
(17)(c) Prospectuses and SAIs for the Independence One Mutual Funds dated June 30, 2001, are incorporated by reference to Post-EffectiveAmendment No. 33 to ABN AMRO Funds' Registration Statement on Form N-1A as filed via EDGAR on June 27, 2001.
(17)(d) Audited Financial Statements for the Independence One Mutual Funds dated April 30, 2001, are incorporated by reference to Independence One Trust's N-30D filing as filed via EDGAR on June 25, 2001.
(17)(e) Unaudited Financial Statements for the Independence One Mutual Funds dated October 31, 2001 are incorporated by reference to the Independence One Trust's N-30D filing as filed via EDGAR on December 19, 2001.

ITEM 17.          UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 22nd day of February, 2002.

                                           ABN AMRO Funds


                                           By   /s/ Kenneth C. Anderson
                                                -----------------------
                                                Kenneth C. Anderson, President


         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


/s/ Leonard F. Amari                                      Trustee                        February 22, 2002
------------------------------------                                                     -----------------
Leonard F. Amari                                                                                Date

/s/ Stuart D. Bilton                            Chairman, Board of Trustees              February 22, 2002
------------------------------------                                                     -----------------
Stuart D. Bilton                                                                                Date


/s/ Arnold F. Brookstone                                  Trustee                        February 22, 2002
------------------------------------                                                     -----------------
Arnold F. Brookstone                                                                            Date

/s/ Robert Feitler                                        Trustee                        February 22, 2002
------------------------------------                                                     -----------------
Robert Feitler                                                                                  Date

/s/ Robert A. Kushner                                     Trustee                        February 22, 2002
------------------------------------                                                     -----------------
Robert A. Kushner                                                                               Date

/s/ Gregory T. Mutz                                       Trustee                        February 22, 2002
------------------------------------                                                     -----------------
Gregory T. Mutz                                                                                 Date

/s/ Robert B. Scherer                                     Trustee                        February 22, 2002
------------------------------------                                                     -----------------
Robert B. Scherer                                                                               Date

/s/ Nathan Shapiro                                        Trustee                        February 22, 2002
------------------------------------                                                     -----------------
Nathan Shapiro                                                                                  Date

/s/ Denis Springer                                        Trustee                        February 22, 2002
------------------------------------                                                     -----------------
Denis Springer                                                                                  Date

/s/ James Wynsma                                          Trustee                        February 22, 2002
------------------------------------                                                     -----------------
James Wynsma                                                                                    Date

/s/ Kenneth C. Anderson                                  President                       February 22, 2002
------------------------------------                                                     -----------------
Kenneth C. Anderson                            (Principal Executive Officer)                    Date


/s/ Gerald F. Dillenburg                    Senior Vice President, Secretary &           February 22, 2002
------------------------------------         Treasurer (Principal Accounting &           -----------------
Gerald F. Dillenburg                                Financial Officer)                          Date


                              EXHIBIT INDEX

Ex. 99.11          Opinion and Consent of Counsel.

Ex. 99.12          Opinion and Consent of Tax Counsel Supporting Tax Matters.

Ex. 99.14(a)       Consent of Ernst & Young LLP.